Semiannual Report

Cash Equivalent
Fund

January 31, 2003

Portfolio Management Review

In the following commentary, Portfolio Managers Geoffrey Gibbs and Joseph Benevento discuss the market environment and their approach to managing Cash Equivalent Fund during the six-month period ended January 31, 2003, and offer an outlook for the months ahead.

Federal Reserve Board action

In the period, the US economy was marked by slow growth, tame core inflation1 and rising unemployment. This combination allowed the Federal Reserve to maintain its low interest rate policy for much of the period. However, the targeted federal funds rate2 was reduced by 50 basis points to 1.25% on November 6, following a weak employment report as well as other unfavorable economic reports. This surprisingly aggressive move indicated to investors that the economy - which Fed chairman Alan Greenspan said was in a "soft spot" - had the support it needed to improve.

2 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.
1 Core inflation is inflation measured without taking into account price changes in the volatile food and energy sectors.

Market overview

Bonds provided investors with strong returns during the period. The Lehman Brothers Aggregate Bond Index,3 a popular proxy for the broad bond market, gained 5.05% for the six-month period ended January 31, 2003. In comparison, the S&P 500 index3 lost 5.26%. Fallout from corporate scandals and continued geopolitical instability kept market participants on edge throughout the period.

3 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of 1 year or more. The S&P 500 index is an unmanaged group of stocks generally representative of the US stock market. It is not possible to invest directly into an index.

In this environment, the short end of the money market yield curve held steady, while longer-term yields fell substantially, thus flattening the yield curve. As the financial markets assigned a high probability to an interest rate cut, the money market yield curve became inverted at some points during October. In November, as positive economic data moved investors out of bonds and into stocks, the money market yield curve became positively sloped and continued to steepen, offering attractive buying opportunities. However through December and into the new year the yield curve flattened substantially as nervous investors, concerned about the impending war with Iraq, retreated to the bond market. In January, continued weak economic news weighed on the market giving rise to expectations of a rate cut at the Federal Open Market Committee (FOMC) meeting. The FOMC met on January 29th and left the federal funds rate unchanged at 1.25%. In addition, they maintained their risk assessment at neutral and suggested that growth would pick up once the Iraq situation cleared. The Fed was optimistic in their last meeting about the housing market, productivity growth and low inflation. It also expects the benefits of prior rate cuts to take effect and foster along the economy's recovery. Along with the geopolitical concerns, heightened fears of a terrorist attack have continued to restrain spending and keep wary investors focused on the bond market.

Portfolio Performance
As of January 31, 2003

7-Day Current Yield[4]
Money Market Portfolio	0.64%
Government Securities Portfolio	0.57%
Tax-Exempt Portfolio	0.62%
(Equivalent Taxable Yield)	1.01%

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.
4 Reflects the effect of accounting adjustments. The effect of these adjustments on the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio daily yield and daily dividend may vary over time based on a number of factors, including the Portfolios' asset levels. Without this adjustment the Portfolios' 7-day SEC yield for the period ended January 31, 2003 would have been 0.51%, 0.53% and 0.55%, respectively. It is expected that the effect of these adjustments will expire on or before July 31, 2003.

Performance and strategy

Cash Equivalent Fund - Money Market Portfolio

By staying disciplined to the purchase of high-quality instruments and actively adjusting sector allocation and the duration of the portfolio as market conditions changed, we were able to produce competitive yields in Cash Equivalent Fund - Money Market Portfolio for the semiannual period. In light of the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally in the 50- to 55-day range, for most of the period. At period end, the average maturity was 46 days. Toward the end of the third calendar quarter when the yield curve flattened and the large percentage of overnight holdings became vulnerable to potential interest rate cuts by the Federal Reserve Board, we began replacing shorter-term holdings with purchases at the intermediate portion of the money market yield curve with an eye toward purchasing longer-dated maturities as buying opportunities arise. Throughout the period, our preference for high-credit- quality issuers in the portfolio did not change.

Cash Equivalent Fund - Government Securities Portfolio

We were able to produce competitive yields in Cash Equivalent Fund - Government Securities Portfolio for the period. In light of the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally in the 45- to 50-day range, for most of the period. At period end, the average maturity was 46 days. Toward the end of the third calendar quarter when the yield curve flattened and the large percentage of shorter-term holdings became vulnerable to potential interest rate cuts by the Federal Reserve Board, we adjusted our strategy to include purchases of securities in the middle of the yield curve.

Cash Equivalent Fund - Tax-Exempt Portfolio

Municipal market yields declined in spite of steady cash flow into the municipal markets and an increase in municipal issuance. The municipal money market yield curve was in a steepened position for the first part of the year, but inverted late in the third quarter. In November and December, the yield curve then steepened again, returning to what is considered a normal curve. Municipal credit quality was affected during the period as municipalities across the country experienced declining revenue sources and an increase in their "fixed" costs, such as Medicaid, education and prisons. There were several significant downgrades, including those of California and North Carolina. As a result of widespread budget shortfalls, we saw a sharp increase in the need for short-term cash flow issuance. For example, California issued $12 billion during the third quarter alone. The increased issuance of short-term notes did not result in significant upward pressure on one-year rates, however, as this rise in supply was offset by strong demand.

We adjusted the portfolio's weighted average maturity to prepare for seasonal events and supply/demand phenomena. The fund's weighted average maturity started at 40 days and ended the year at 32 days. In light of the uncertainty in the financial markets and in the US economy, we tried to keep the fund's weighted average maturity on the shorter side by overweighting floating-rate notes during the period. The fund was also able to participate in the California issuance, making purchases at attractive yield levels.

Outlook

The US economy no longer appears in danger of dipping back into recession, although corporations have yet to join consumers in the recovery. As expected the Federal Reserve Board left rates unchanged at its January meeting. However, the potential conflict with Iraq, North Korea's renewal of its nuclear program, a spike in oil prices and the ongoing softness in the US dollar threaten to keep markets on edge in the early months of 2003.

We expect the Federal Reserve Board to remain vigilant and do whatever is necessary, within its power, to move the economy forward. While Chairman Greenspan has said that he does not think the November rate cut is going to be inflationary, as soon as the Federal Reserve Board sees signs of heightened inflation, the interest rate reductions will be over. It should also be remembered that because changes in monetary policy typically take at least six months to affect the economy, it will be a while before we know how effective the November action will be in moving the economy forward. With the Federal Reserve Board having maintained a neutral bias at its January meeting, we think short-term interest rates should remain relatively stable well into 2003. We further believe that fiscal stimulus in the form of tax cuts, spending programs and more by the US government will play as crucial a role as the Federal Reserve Board in spurring economic growth.

We do not expect the money market yield curve to steepen significantly until geopolitical tensions end (i.e., for six- to 12-month yields to become more attractive). We are thus prepared to cautiously extend the average maturity of the fund as opportunities arise. We intend to maintain our conservative investment strategies and choose securities from only the highest-quality issuers. We will also seek to provide high current income consistent with liquidity and capital preservation.

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date.

The equivalent taxable yield allows you to compare the portfolio's performance with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 38.6%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of January 31, 2003 (Unaudited)

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 27.9%
Bank of Scotland PLC, 1.26%*, 4/30/2003	12,000,000	11,999,190
Canadian Imperial Bank of Commerce, 2.07%, 3/20/2003	13,000,000	13,001,638
Canadian Imperial Bank of Commerce, 2.71%, 3/17/2003	12,000,000	12,006,584
Dresdner Bank AG, 2.6%, 5/7/2003	25,000,000	25,006,434
Landesbank Baden-Wuerttemberg, 2.41%, 6/16/2003	13,000,000	13,007,585
National Australia Bank Ltd., 1.98%, 4/30/2003	20,000,000	20,000,000
Nordea Bank Finland PLC, 1.324%*, 9/10/2003	25,000,000	24,995,444
Southtrust Bank, Inc., 1.36%, 5/21/2003	10,000,000	10,000,000
Toronto Dominion Bank, 1.325%*, 3/24/2003	10,000,000	10,000,000
Toronto Dominion Bank, 1.325%*, 4/23/2003	10,000,000	10,000,000
Toronto Dominion Bank, 1.96%, 7/29/2003	10,000,000	9,997,687
UBS AG, 2.1%, 2/13/2003	15,000,000	15,000,000
Total Certificates of Deposit and Bank Notes (Cost $175,014,562)		175,014,562

Commercial Paper 60.1%
American Honda Finance Corp., 1.39%*, 9/8/2003	25,000,000	25,000,000
Associates Corp. of North America, 1.48%*, 6/15/2003	10,000,000	10,000,000
CIT Group Holdings, Inc., 1.31%**, 3/21/2003	15,000,000	14,973,800
Dorada Finance, Inc., 1.33%**, 2/25/2003	20,000,000	19,982,267
General Electric Capital International Funding, Inc., 1.27%**, 4/3/2003	10,000,000	9,978,481
General Electric Capital International Funding, Inc., 1.35%**, 2/24/2003	15,000,000	14,987,062
Goldman Sachs Group, Inc., 1.38%*, 7/23/2003	15,000,000	15,000,000
Goldman Sachs Group, Inc., 1.39%, 4/3/2003	10,000,000	10,000,000
International Lease Finance Corp., 1.26%**, 4/3/2003	2,500,000	2,494,662
J.P. Morgan Chase & Co., 1.3%**, 4/7/2003	10,000,000	9,976,528
Johnson & Johnson, 1.25%**, 5/5/2003	5,000,000	4,983,854
Jupiter Securitization Corp., 1.28%**, 2/21/2003	15,000,000	14,989,333
Jupiter Securitization Corp., 1.31%**, 2/20/2003	8,899,000	8,892,847
K2 (USA) LLC, 1.4%**, 6/5/2003	20,000,000	19,903,556
Links Finance LLC, 1.33%**, 2/10/2003	20,000,000	19,993,350
Morgan Stanley Dean Witter & Co., 1.39%*, 7/21/2003	20,000,000	20,000,000
Pennine Funding LLC, 1.34%**, 2/14/2003	20,000,000	19,990,322
Preferred Receivables Funding Corp., 1.34%**, 2/4/2003	10,000,000	9,998,883
RWE AG, 1.29%**, 4/29/2003	25,000,000	24,922,062
Salomon Smith Barney, Inc., 1.3%*, 4/28/2003	15,000,000	15,000,000
SBC International, Inc., 1.26%**, 3/7/2003	20,000,000	19,976,200
Scaldis Capital LLC, 1.29%**, 2/24/2003	15,000,000	14,987,638
Scaldis Capital LLC, 1.31%**, 6/6/2003	5,000,000	4,977,257
Scaldis Capital LLC, 1.32%**, 2/4/2003	5,500,000	5,499,395
Sheffield Receivables Corp., 1.285%**, 2/24/2003	20,000,000	19,983,581
Three Rivers Funding Corp., 1.28%**, 2/20/2003	20,000,000	19,986,489
Total Commercial Paper (Cost $376,477,567)		376,477,567

Repurchase Agreements*** 12.0%
J.P. Morgan Securities, Inc., 1.34%, dated 1/31/2003, to be repurchased at $69,007,705 on 2/3/2003	69,000,000	69,000,000
State Street Bank and Trust Co., 1.27%, dated 1/31/2003, to be repurchased at $6,153,651 on 2/3/2003	6,153,000	6,153,000
Total Repurchase Agreements (Cost $75,153,000)		75,153,000
Total Investment Portfolio - 100.0% (Cost $626,645,129) (a)		626,645,129

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $626,645,129.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of January 31, 2003 (Unaudited)

Government Securities Portfolio

	Principal Amount ($)	Value ($)

Short-Term Notes 53.2%
Federal Home Loan Banks, 1.22%*, 3/24/2003	5,000,000	4,999,652
Federal Home Loan Banks, 1.23%*, 2/3/2003	5,000,000	4,999,988
Federal Home Loan Banks, 1.23%*, 2/26/2003	7,500,000	7,499,813
Federal Home Loan Banks, 1.239%*, 2/14/2003	10,000,000	9,999,897
Federal Home Loan Banks, 1.244%*, 3/14/2003	5,000,000	4,999,798
Federal Home Loan Banks, 1.248%*, 3/6/2003	5,000,000	4,999,765
Federal Home Loan Banks, 2.25%, 2/12/2003	7,000,000	7,000,000
Federal Home Loan Mortgage Corp., 1.23%**, 6/13/2003	15,000,000	14,932,350
Federal Home Loan Mortgage Corp., 2.21%**, 4/24/2003	7,000,000	6,964,763
Federal Home Loan Mortgage Corp., 6.375%, 11/15/2003	10,000,000	10,378,840
Federal National Mortgage Association, 1.24%**, 6/30/2003	15,000,000	14,923,016
Federal National Mortgage Association, 1.26%**, 5/2/2003	12,000,000	11,962,200
Federal National Mortgage Association, 1.264%*, 3/11/2004	10,000,000	9,995,916
Federal National Mortgage Association, 1.27%**, 2/7/2003	33,000,000	32,993,015
Federal National Mortgage Association, 1.28%**, 3/12/2003	24,000,000	23,966,720
Federal National Mortgage Association, 1.55%, 2/3/2004	5,000,000	5,000,000
Federal National Mortgage Association, 2.3%**, 5/30/2003	5,000,000	4,962,305
Federal National Mortgage Association, 5.75%, 4/15/2003	5,000,000	5,038,607
Hainan Airlines Series 2000-2, 1.3%*, 12/21/2004	4,425,233	4,425,233
Hainan Airlines Series 2001-1, 1.82%*, 12/15/2007	4,687,008	4,687,008
Hainan Airlines Series 2001-2, 1.41%*, 12/15/2007	4,687,008	4,687,008
Hainan Airlines Series 2001-3, 1.421%*, 12/15/2007	9,374,015	9,374,015
Student Loan Marketing Association, 1.209%*, 5/15/2003	5,000,000	5,000,000
Student Loan Marketing Association, 1.209%, 7/17/2003	10,000,000	10,000,000
Student Loan Marketing Association, 2.29%**, 6/3/2003	4,000,000	3,968,958
Totem Ocean Trailer, 1.291%*, 12/18/2014	5,000,000	5,000,000
Total Short-Term Notes (Cost $232,758,867)		232,758,867

Repurchase Agreements*** 46.8%
Goldman Sachs & Co., 1.27%, dated 1/28/2003, to be repurchased at $10,010,583 on 2/27/2003	10,000,000	10,000,000
Goldman Sachs & Co., 1.34%, dated 1/31/2003, to be repurchased at $75,008,375 on 2/3/2003	75,000,000	75,000,000
J.P. Morgan Securities, Inc., 1.34%, dated 1/31/2003, to be repurchased at $53,005,918 on 2/3/2003	53,000,000	53,000,000
Merrill Lynch & Co., 1.28%, dated 1/3/2003, to be repurchased at $25,055,111 on 3/6/2003	25,000,000	25,000,000
Merrill Lynch & Co., 1.28%, dated 1/13/2003, to be repurchased at $30,059,733 on 3/10/2003	30,000,000	30,000,000
Merrill Lynch & Co., 2.02%, dated 6/18/2002, to be repurchased at $5,079,397 on 3/28/2003	5,000,000	5,000,000
State Street Bank and Trust Co., 1.27%, dated 1/31/2003, to be repurchased at $6,733,713 on 2/3/2003	6,733,000	6,733,000
Total Repurchase Agreements (Cost $204,733,000)		204,733,000
Total Investment Portfolio - 100.0% (Cost $437,491,867) (a)		437,491,867
* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2003.
** Annualized yield at time of purchase; not a coupon rate.
***Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $437,491,867.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of January 31, 2003 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 1.6%
Birmingham, Special Care Facilities Finance Authority, Ascension Health Project, Series B, 1.15%*, 11/15/2039	500,000	500,000
Decatur, Solid Waste Development Authority, 1.2%, 2/3/2003	1,200,000	1,200,000
Mobile, Special Care Facilities Finance Authority, Ascension Health Project, Series B, 1.15%*, 11/15/2039	2,000,000	2,000,000
Arizona 4.5%
Salt River, Project Agricultural Improvement and Power District, 1.03%, 3/11/2003	5,000,000	5,000,000
Salt River, Project Agricultural Improvement and Power District, 1.05%, 2/11/2003	4,000,000	4,000,000
Salt River, Project Agricultural Improvement and Power District, 1.15%, 4/11/2003	1,000,000	1,000,000
California 3.9%
Revenue Anticipation Notes, 1.34%*, 6/20/2003	3,250,000	3,250,000
Revenue Anticipation Notes, Series G, 1.28%*, 6/20/2003	2,100,000	2,100,000
State Department of Water Resources, 1.8%, 3/13/2003	2,300,000	2,300,000
State Department of Water Resources, 1.8%, 2/13/2003	1,000,000	1,000,195
Colorado 4.3%
Regional Transitional District, Series C, 1.1%, 3/31/2003	2,000,000	2,000,000
State General Funding Revenue, Tax and Revenue Anticipation Notes, 2.5%, 6/27/2003	4,600,000	4,622,910
State General Funding Revenue, Tax and Revenue Anticipation Notes, Series A, 3.0%, 6/27/2003	3,000,000	3,017,727
District of Columbia 1.7%
General Obligation, Series B-1, 5.1%, 6/1/2003 (b)	1,000,000	1,011,567
General Obligation, Series D, 1.15%*, 6/1/2029 (b)	2,700,000	2,700,000
Florida 8.2%
Broward County, Certificates of Participation, Series A, 5.15%, 6/1/2003 (b)	1,345,000	1,360,408
Capital Travel Agency Revenue, Seminole Tribe Resort, Series B, 1.15%*, 10/1/2033 (c)	1,300,000	1,300,000
Indian River County, Hospital Revenue, 1.3%*, 10/1/2015 (c)	3,500,000	3,500,000
Jacksonville, Electric Authority Revenue, Electric Systems, Series A, 1.35%*, 10/1/2010	1,000,000	1,000,000
Jacksonville, Electric Authority Revenue, Electric Systems, Series B, 1.35%*, 10/1/2010	1,600,000	1,600,000
Miami Dade County, Aviation Revenue, Series A, AMT, 1.35%, 2/12/2003	2,000,000	2,000,000
Ocean Highway and Port Authority Revenue, AMT, 1.25%*, 12/1/2020 (c)	500,000	500,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.2%*, 11/1/2028 (c)	1,960,000	1,960,000
Pasco County, School Board Certificates of Participation, 1.1%*, 8/1/2026 (b)	4,000,000	4,000,000
State Department Environmental Protection Preservation Revenue, Series A, 5.25%, 7/1/2003	1,000,000	1,016,386
Georgia 10.7%
Burke County, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, Series C, 1.3%*, 1/1/2018 (b)	1,200,000	1,200,000
Cobb County, Development Authority Educational Facilities Revenue, Mt Paran Christian School, Inc. Project, 1.15%*, 7/1/2022 (c)	6,100,000	6,100,000
Fulton County, Development Authority Educational Facilities Revenue, Donnellan School, Inc. Project, 1.15%*, 7/1/2020 (c)	4,000,000	4,000,000
LaGrange, Development Authority Revenue, LaGrange College Project, 1.2%*, 6/1/2031 (c)	6,000,000	6,000,000
Municipal Electric and Gas Authority, 1.05%, 2/7/2003	1,600,000	1,600,000
Municipal Electric and Gas Authority, 1.1%, 2/3/2003	2,000,000	2,000,000
Municipal Electric Authority, 1.15%*, 1/1/2026 (b)	3,000,000	3,000,000
Illinois 11.3%
Chicago, General Obligation, Series B, 1.15%*, 1/1/2037 (b)	1,200,000	1,200,000
Chicago, Homestart Program, Series A, 1.23%*, 6/1/2005 (c)	3,000,000	3,000,000
Chicago, O'Hare International Airport Revenue, General Airport 2nd Lien, Series A, 1.1%*, 1/1/2015 (c)	1,600,000	1,600,000
Chicago, Sales Tax Revenue, 1.15%*, 1/1/2034 (b)	1,800,000	1,800,000
Cook County, Series B11, 1.25%*, 11/15/2025 (b)	3,545,000	3,545,000
Health Facilities Authority Revenue, Gottlieb Health Resources, Inc., 1.15%*, 11/15/2024 (c)	4,000,000	4,000,000
Health Facilities Authority Revenue, Gottlieb Health Resources, Inc., 1.15%*, 11/15/2025 (c)	1,400,000	1,400,000
Health Facilities Authority Revenue, The Carle Foundation, Series B, 1.15%*, 7/1/2028 (b)	5,600,000	5,600,000
State General Obligation, First Series, 3.0%, 7/1/2003 (b)	3,000,000	3,018,509
Indiana 3.9%
Bank Revenue, Advance Funding Progress Notes, Series A, 2.0%, 1/27/2004 (b)	2,000,000	2,017,542
Development Finance Authority, Industrial Development Revenue, Enterprise Control II Project, AMT, 1.33%*, 6/1/2022 (c)	2,000,000	2,000,000
Portage, Economic Development Revenue, Breckenridge Apartments Project, AMT, 1.27%*, 5/1/2025 (c)	4,650,000	4,650,000
Iowa 1.1%
Primary Road Funding, Revenue Anticipation Notes, 2.5%, 6/30/2003	2,500,000	2,510,523
Kentucky 8.8%
Boone County, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.369%*, 8/1/2013 (c)	8,000,000	8,000,000
Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.3%*, 11/1/2030 (c)	3,730,000	3,730,000
Glasgow, Industrial Building Revenue, Ply-Tech Corp. Project, AMT, 1.4%*, 5/1/2014 (c)	2,830,000	2,830,000
Pendleton County, Lease Revenue, 1.35%, 2/11/2003 (b) (c)	5,000,000	5,000,000
Louisiana 1.1%
Offshore Term Authority, Deep Water Port Revenue, Loop, Inc., 1.3%*, 9/1/2008 (c)	2,450,000	2,450,000
Michigan 5.8%
Detroit, Sewer Disposal Revenue, Series A, 1.15%*, 7/1/2023 (b)	200,000	200,000
Oakland County, Economic Development Corp., Rochester College Project, 1.25%*, 8/1/2021 (c)	100,000	100,000
Sterling Heights, Economic Development Corp., Kunath Enterprises LLC Project, AMT, 1.4%*, 2/1/2016 (c)	2,400,000	2,400,000
Strategic Fund, Continental Aluminum Project, 1.35%*, 10/1/2015	3,950,000	3,950,000
Strategic Fund, Lake Shore, Inc., AMT, 1.4%*, 11/1/2019 (c)	2,410,000	2,410,000
Wayne Charter County, Airport Revenue, Series 383, AMT, 1.3%*, 12/1/2028 (b)	3,795,000	3,795,000
Nevada 1.6%
Department of Business and Industrial Development Revenue, Diamond Plastics Corp. Project, AMT, 1.3%*, 1/1/2005 (c)	1,500,000	1,500,000
Las Vegas, Water District, 1.24%*, 6/1/2024 (b)	2,000,000	2,000,000
New Jersey 1.1%
State Tax & Revenue Anticipation Notes, 3.0%, 6/12/2003	2,500,000	2,514,367
New York 2.1%
Buffalo, General Obligation, Revenue Anticipation Notes, 2.5%, 6/27/2003 (b)	1,800,000	1,806,947
General Obligation, 1993, Series B, 1.3%*, 10/1/2022 (b)	500,000	500,000
Revenue Anticipation Notes, 2.5%, 4/11/2003	2,500,000	2,507,115
Ohio 3.2%
Hamilton, Electric Revenue, Series A, 1.13%*, 10/15/2023 (b)	5,100,000	5,100,000
Higher Educational Facility Community Revenue, Walsh University, Series A, 1.3%*, 9/1/2020 (c)	1,990,000	1,990,000
Oklahoma 1.4%
Industrial Authority Revenue, Integris Baptist Medical Center, Series B, 1.35%*, 8/15/2029 (b)	1,150,000	1,150,000
Payne County, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 1.18%*, 6/1/2032 (b)	2,000,000	2,000,000
Oregon 0.9%
Economic Development Revenue, KRC Western, Inc. Project, Series 178, AMT, 1.25%*, 1/1/2017 (c)	2,000,000	2,000,000
Pennsylvania 0.9%
Lehigh County, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Corp., 1.3%*, 10/1/2014 (c)	1,600,000	1,600,000
Philadelphia, Hospitals and Higher Education Facilities Authority Revenue, Children's Hospital Project, Series B, 1.3%*, 7/1/2025	400,000	400,000
Rhode Island 0.9%
Providence, Tax Anticipation Notes, 2.5%, 6/30/2003	2,000,000	2,010,580
South Carolina 1.1%
Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 1.17%*, 11/1/2032 (c)	1,000,000	1,000,000
Public Service Authority, 1.05%, 4/7/2003	1,500,000	1,500,000
Texas 7.7%
Austin, Utility System, 1.2%, 2/10/2003	1,500,000	1,500,000
Bexar County, Health Facilities Development Revenue, Air Force Village Foundation, 1.15%*, 8/15/2030 (c)	2,200,000	2,200,000
Harris County, Series A-1, 1%, 2/3/2003	3,217,000	3,217,000
Harris County, Health Facilities Development Revenue, YMCA of Greater Houston, 1.35%*, 7/1/2037 (c)	700,000	700,000
Tax and Revenue Anticipation Notes, 2.75%*, 8/29/2003	6,080,000	6,125,451
Waco, Industrial Development Corp., Economic Development Revenue, Patriot Homes of Texas Project, AMT, 1.4%*, 6/1/2014 (c)	2,000,000	2,000,000
Water Development, Bridge Revenue, State Revolving Fund, 1.3%*, 7/15/2022	1,500,000	1,500,000
Utah 3.4%
Heber City, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 1.4%*, 7/1/2033 (c)	3,650,000	3,650,000
Housing Corp., Single Family Mortgage Revenue, Series F-1, AMT, 1.3%*, 1/1/2034	3,900,000	3,900,000
Vermont 1.9%
Student Assistance Corp. Student Loan Revenue, 1.4%*, 1/1/2004 (c)	4,200,000	4,200,000
Washington 2.9%
Port of Anacortes, General Obligation, 1.35%, 2/6/2003	4,000,000	4,000,000
Tacoma, General Obligation, 1.3%, 3/10/2003	2,500,000	2,500,000
West Virginia 0.9%
Preston County, Industrial Development Revenue, Allegheny Wood Products, Inc., AMT, 1.4%*, 12/1/2007 (c)	1,940,000	1,940,000
Wisconsin 2.0%
Franklin, Industrial Development Revenue, All Glass Aquarium Co. Project, AMT, 1.4%*, 9/1/2018 (c)	2,390,000	2,390,000
Oak Creek, Pollution Control Revenue, Wisconsin Electric Power Co. Project, 1.35%*, 8/1/2016	2,000,000	2,000,000
Wyoming 1.1%
Sweetwater, Pollution Control Revenue, 1.5%, 2/12/2003	2,400,000	2,400,000
Total Investment Portfolio - 100.0% (Cost $222,847,227) (a)		222,847,227

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2003.
(a) The cost for federal income tax purposes was $222,847,227.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of January 31, 2003 (Unaudited)
Assets	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Investments in securities, at amortized cost:
Short-term securities	$ 551,492,129	$ 232,758,867	$ 222,847,227
Repurchase agreements	75,153,000	204,733,000	-
Cash	55	590	-
Receivable for investments sold	-	-	200,000
Interest receivable	1,865,687	546,350	527,297
Receivable for Portfolio shares sold	9,843,767	19,599,420	1,635,793
Other assets	14,003	9,199	4,038
Total assets	638,368,641	457,647,426	225,214,355
Liabilities
Due to custodian bank	-	-	3,868
Payable for investments purchased	-	5,000,000	-
Dividends payable	10,495	6,905	3,827
Payable for Portfolio shares redeemed	9,821,602	19,689,695	1,662,611
Accrued management fee	114,889	82,764	43,065
Other accrued expenses and payables	460,585	496,322	122,618
Total liabilities	10,407,571	25,275,686	1,835,989
Net assets, at value	$ 627,961,070	$ 432,371,740	$ 223,378,366
Net Asset Value
Net assets consist of: Undistributed net investment income	447,549	66,290	123,124
Accumulated net realized gain (loss)	(71,945)	(1,464)	(82,924)
Paid-in capital	627,585,466	432,306,914	223,338,166
Net assets, at value	627,961,070	432,371,740	223,378,366
Shares outstanding	627,522,894	432,279,541	223,335,803
Net Asset Value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended January 31, 2003 (Unaudited)
Investment Income	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 6,253,139	$ 3,920,822	$ 1,668,979
Expenses: Management fee	719,456	479,508	251,307
Services to shareholders	541,701	361,124	37,207
Custodian fees	31,412	29,185	8,739
Distribution service fees	1,332,209	888,411	376,960
Auditing	24,210	15,801	12,675
Legal	8,623	3,644	1,566
Trustees' fees and expenses	19,084	14,361	12,684
Reports to shareholders	118,198	91,795	17,805
Registration fees	22,405	10,084	19,253
Other	28,855	10,967	2,482
Total expenses, before expense reductions	2,846,153	1,904,880	740,678
Expense reductions	(222)	(620)	(243)
Total expenses, after expense reductions	2,845,931	1,904,260	740,435
Net investment income	3,407,208	2,016,562	928,544
Net realized gain (loss) on investment transactions	6,110	(469)	951
Net increase (decrease) in net assets resulting from operations	$ 3,413,318	$ 2,016,093	$ 929,495

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Money Market Portfolio		Government Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2003 (Unaudited)	Year Ended July 31, 2002	Six Months Ended January 31, 2003 (Unaudited)	Year Ended July 31, 2002	Six Months Ended January 31, 2003 (Unaudited)	Year Ended July 31, 2002
Operations: Net investment income	$ 3,407,208	$ 15,307,177	$ 2,016,562	$ 7,470,093	$ 928,544	$ 3,180,552
Net realized gain (loss) on investment transactions	6,110	3,887	(469)	8,678	951	-
Net increase (decrease) in net assets resulting from operations	3,413,318	15,311,064	2,016,093	7,478,771	929,495	3,180,552
Distributions to shareholders from: Net investment income	(3,797,149)	(14,551,737)	(2,096,374)	(7,303,491)	(978,159)	(3,096,783)
Fund share transactions: Proceeds from shares sold	1,121,052,155	2,762,836,567	1,052,624,456	1,660,519,054	442,443,421	758,232,624
Reinvestment of distributions	3,815,150	15,680,793	2,099,649	7,892,525	965,732	3,313,778
Cost of shares redeemed	(1,234,149,449)	(2,955,171,052)	(1,084,642,781)	(1,704,256,431)	(454,765,242)	(814,320,233)
Net increase (decrease) in net assets from Portfolio share transactions	(109,282,144)	(176,653,692)	(29,918,676)	(35,844,852)	(11,356,089)	(52,773,831)
Increase (decrease) in net assets	(109,665,975)	(175,894,365)	(29,998,957)	(35,669,572)	(11,404,753)	(52,690,062)
Net assets at beginning of period	737,627,045	913,521,410	462,370,697	498,040,269	234,783,119	287,473,181
Net assets at end of period	$ 627,961,070	$ 737,627,045	$ 432,371,740	$ 462,370,697	$ 223,378,366	$ 234,783,119
Undistributed net investment income	447,549	$ 831,380	66,290	$ 145,107	123,124	$ 172,739
Other Information
Shares outstanding at beginning of period	736,865,069	913,518,762	462,224,735	498,069,587	234,699,331	287,473,161
Shares sold	1,120,992,124	2,762,836,566	1,052,597,938	1,660,519,054	442,435,982	758,232,625
Shares issued to shareholders in reinvestment of distributions	3,815,150	15,680,793	2,099,649	7,892,525	965,732	3,313,778
Shares redeemed	(1,234,149,449)	(2,955,171,052)	(1,084,642,781)	(1,704,256,431)	(454,765,242)	(814,320,233)
Net increase (decrease) in Fund Shares	(109,342,175)	(176,653,693)	(29,945,194)	(35,844,852)	(11,363,528)	(52,773,830)
Shares outstanding at end of period	627,522,894	736,865,069	432,279,541	462,224,735	223,335,803	234,699,331

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Years Ended July 31,	2003[c]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.02	.05	.05	.04	.05
Less distributions from net investment income	(.005)	(.02)	(.05)	(.05)	(.04)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.55**	1.65	5.21	5.31	4.43	4.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	628	738	914	760	1,038	852
Ratio of expenses before expense reductions (%)	.81*	.72	.78[a]	.83	.89	.91
Ratio of expenses after expense reductions (%)	.81*	.72	.77[a]	.83	.89	.91
Ratio of net investment income (%)	.97*	1.76	5.05	5.13	4.34	4.83

Government Securities Portfolio

Years Ended July 31,	2003[c]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.02	.05	.05	.04	.05
Less distributions from net investment income	(.005)	(.02)	(.05)	(.05)	(.04)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.45**	1.49	4.93	5.16	4.37	4.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	432	462	498	445	455	392
Ratio of expenses before expense reductions (%)	.81*	.85	.91[b]	.84	.85	.85
Ratio of expenses after expense reductions (%)	.81*	.85	.90[b]	.84	.85	.85
Ratio of net investment income (%)	.86*	1.53	4.79	5.03	4.29	4.79

a The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .76%, respectively.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .89% and .89%, respectively.
c For the six months ended January 31, 2003 (Unaudited).
* Annualized
** Not annualized

The accompanying notes are an integral part of the financial statements.

Tax-Exempt Portfolio

Years Ended July 31,	2003[b]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.01	.03	.03	.03	.03
Less distributions from net investment income	(.004)	(.01)	(.03)	(.03)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.43**	1.16	3.19	3.25	2.68	3.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	223	235	287	271	382	333
Ratio of expenses (%)	.65*	.62	.64[a]	.67	.62	.66
Ratio of net investment income (%)	.81*	1.19	3.13	3.17	2.65	3.09

a The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .64%.
b For the six months ended January 31, 2003 (Unaudited).
* Annualized
** Not annualized

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Equivalent Fund (the "Fund) is registered under the Investment Company Act of 1940, as amended (the "1940 Act), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund offers three series of shares (Portfolios): the Money Market Portfolio invests primarily in short-term, high-quality obligations of major banks and corporations; the Government Securities Portfolio invests primarily in obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements thereon; and the Tax-Exempt Portfolio invests in short-term, high-quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At July 31, 2002, the Portfolios had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward	Expiration
Money Market Portfolio	$ 64,440	7/31/2010
	6,400	7/31/2009
	1,160	7/31/2008
Tax-Exempt Portfolio	40	7/31/2009
	28,960	7/31/2005
	55,000	7/31/2003

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds at July 31, 2002 except for undistributed ordinary income of:

Money Market Portfolio	$ 896,458
Government Securities Portfolio	171,361

There was no significant book-to-tax differences for the Tax-Exempt Portfolio at July 31, 2002 except for undistributed tax-exempt income of $186,308.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM or the Advisor") directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable for the Money Market and Government Securities Portfolios under the Management Agreement is equal to an annual rate of 0.22% of the first $500,000,000 of combined average daily net assets of those portfolios, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. The management fee payable for the Tax-Exempt Portfolio under the Management Agreement is equal to an annual rate of 0.22% of the first $500,000,000 of average daily net assets of such portfolio, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. Accordingly, for the six months ended January 31, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Portfolios' average daily net assets as follows:

Portfolio	Effective Rate (%)
Money Market Portfolio	.21
Government Securities Portfolio	.21
Tax-Exempt Portfolio	.22

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Fund. For the six months ended January 31, 2003, SISC received shareholder services fees as follows:

Portfolio	Total Aggregated	Unpaid at January 31, 2003
Money Market Portfolio	$ 487,915	$ 193,297
Government Securities Portfolio	356,860	206,461
Tax-Exempt Portfolio	27,069	15,918

Distribution Service Agreement. The Fund also has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI). For its services as primary distributor, the Fund pays SDI an annual fee of 0.38% of average daily net assets for the Money Market and Government Securities Portfolios and 0.33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. The amount charged to the Fund by SDI, for the six months ended January 31, 2003 was as follows:

Portfolio	Total Aggregated	Unpaid at January 31, 2003
Money Market Portfolio	$ 1,332,209	$ 198,764
Government Securities Portfolio	888,411	151,000
Tax-Exempt Portfolio	376,960	66,752

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

2. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the six months ended January 31, 2003, the Fund's custodian fees were reduced as follows:

Portfolio	Custodian Credits
Money Market Portfolio	$ 222
Government Securities Portfolio	620
Tax-Exempt Portfolio	243

3. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

Notes

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a prospectus.